Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-diluted (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total	10,796,174	4,810,468
Warrants to Purchase Common Stock [Member]
Total	2,502,915	937,904
Series C-1 Convertible Preferred Stock [Member]
Total	196,093	196,093
Convertible Notes [Member]
Total	8,097,166	3,676,471